Revenue and cost of goods sold (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about cost of goods sold [text block]

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Purchases of goods and services	594	85	—
Inventory movement	(291)	(55)	—
Total cost of goods sold	303	30	—